Stock-Based Compensation (Details 2) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options, Beginning balance (in shares)	8.1	12.2
Shares, granted (in shares)		0.8
Shares, exercised (in shares)		(4.8)
Shares, cancelled, forfeited and expired (in shares)		(0.1)
Options, Ending balance (in shares)		8.1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted-average exercise price, Beginning balance	$ 45.18	$ 41.78
Weighted-average exercise price, granted		77.85
Weighted-average exercise price, exercised		72.04
Weighted-average exercise price, cancelled, forfeited and expired		50.96
Weighted-average exercise price, Ending balance		$ 45.18
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Shares, options exercisable (in shares)		6.5
Weighted-average exercise price, options exercisable		$ 40.28
Weighted-average remaining years of contractual term, Options outstanding at December 31, 2014		4 years 9 months 18 days
Weighted-average remaining years of contractual term, Options exercisable at December 31, 2014		3 years 9 months 18 days
Aggregate intrinsic value, options outstanding at December 31, 2014		$ 356
Aggregate intrinsic value, options exercisable at December 31, 2014		$ 317
Non Vested Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options, Beginning balance (in shares)	1.6	1.3
Shares, granted (in shares)		0.8
Shares, vested (in shares)		(0.4)
Shares, forfeited (in shares)		(0.1)
Options, Ending balance (in shares)		1.6
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted-average grant-date fair value, Beginning balance	$ 19.00	$ 14.46
Weighted-average exercise price, granted		23.41
Weighted-average grant-date fair value, vested		14.47
Weighted-average exercise price, forfeited		15.68
Weighted-average grant-date fair value, Beginning balance		$ 19.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Total unrecognized compensation expense related to nonvested options		$ 12
Weighted-average years to be recognized over		2 years 1 month 6 days
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-average years to be recognized over	1 year 330 days